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                     ML LIFE INSURANCE COMPANY OF NEW YORK


ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT     ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
       SUPPLEMENT DATED AUGUST 31, 2007                   SUPPLEMENT DATED AUGUST 31, 2007
                    TO THE                                             TO THE
               PROSPECTUSES FOR                                   PROSPECTUSES FOR
     PRIME PLAN I (DATED APRIL 30, 1991)                 INVESTOR LIFE (DATED MAY 1, 2001)
     PRIME PLAN II (DATED APRIL 30, 1991)              INVESTOR LIFE PLUS (DATED MAY 1, 2001)
    PRIME PLAN III (DATED APRIL 30, 1991)
     PRIME PLAN IV (DATED APRIL 30, 1991)
     PRIME PLAN V (DATED JANUARY 2, 1991)
     PRIME PLAN VI (DATED APRIL 30, 1991)
     PRIME PLAN 7 (DATED APRIL 30, 1991)
             PRIME PLAN INVESTOR
            (DATED APRIL 30, 1991)
     DIRECTED LIFE (DATED APRIL 30, 1991)
    DIRECTED LIFE 2 (DATED APRIL 30, 1991)

This supplement describes a change regarding the variable life insurance policies listed above (the "Policies") issued by ML Life Insurance Company of New York. Please retain this supplement with your Prospectus for future reference.

AEGON USA, Inc. signed an agreement on August 13, 2007 to acquire Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York. The transaction is expected to close before the end of the fourth quarter of 2007, subject to customary regulatory approvals and closing conditions. AEGON USA, Inc. is an Iowa corporation that is engaged in the business of providing life insurance and annuity products.

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If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 333-6524 or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.


784573-0807